OAKTREE EMERGING MARKETS EQUITY FUND
Schedule of Investments (Unaudited)
March 31, 2024
	Shares	Value
COMMON STOCKS – 89.2%
ARGENTINA – 0.3%
YPF SA(a)	34,634	$685,753
Total ARGENTINA		685,753
BRAZIL – 8.9%
Centrais Eletricas Brasileiras SA	504,061	4,187,945
Localiza Rent a Car SA	241,592	2,648,389
Lojas Renner SA	896,053	3,024,719
Petroleo Brasileiro SA	306,670	4,664,451
PRIO SA	134,597	1,303,729
Vale SA	575,154	7,011,127
Total BRAZIL		22,840,360
CHINA – 34.5%
Alibaba Group Holding Ltd.	1,117,554	10,607,834
Aluminum Corporation of China Ltd.	6,769,002	6,151,988
Baidu, Inc.(a)	24,868	2,618,103
China Construction Bank Corporation	6,480,304	3,910,691
China Resources Land Ltd.	756,633	2,400,368
China Tourism Group Duty Free Corporation Ltd.(b)	190,674	1,903,378
China Tourism Group Duty Free Corporation Ltd.	109,150	1,303,778
Chow Tai Fook Jewellery Group Ltd.	854,418	1,261,788
CITIC Securities Company Ltd.	1,396,911	2,307,428
Contemporary Amperex Technology Company Ltd.	111,968	2,927,416
DiDi Global, Inc.(a)	312,585	1,197,200
Galaxy Entertainment Group Ltd.	1,013,134	5,093,096
Ganfeng Lithium Group Company Ltd.(b)	385,011	1,180,182
H World Group Ltd.	75,134	2,907,686
Industrial & Commercial Bank of China Ltd.	8,632,133	4,338,803
JD.com, Inc.	139,605	3,823,781
JOYY, Inc.	38,245	1,176,034
Li Auto, Inc.(a)	61,440	1,860,403
Li Ning Company Ltd.	1,003,840	2,677,953
Longfor Group Holdings Ltd.(b)	1,802,160	2,556,192
Orient Overseas International Ltd.	109,017	1,304,975
Ping An Insurance Group Company of China Ltd.	574,977	2,441,169
Shanghai International Airport Company Ltd.(a)	385,884	1,904,622
Sunny Optical Technology Group Company Ltd.	300,694	1,539,948
Tencent Holdings Ltd.	253,686	9,881,055
Wuliangye Yibin Company Ltd.	127,932	2,712,934
Yihai International Holding Ltd.	186,448	353,507
Yum China Holdings, Inc.	30,350	1,207,626
Zijin Mining Group Company Ltd.	2,138,246	4,283,765
Total CHINA		87,833,703
GREECE – 1.8%
Alpha Services and Holdings SA(a)	2,379,619	4,179,045
HELLENiQ ENERGY Holdings SA	63,447	571,193
Total GREECE		4,750,238
INDIA – 4.4%
HDFC Bank Ltd.	63,844	3,573,349
ICICI Bank Ltd.	147,197	3,887,473
Reliance Industries Ltd.(b)	51,469	3,674,886
Total INDIA		11,135,708
INDONESIA – 5.6%
Bank Rakyat Indonesia Persero Tbk PT	10,518,313	4,021,940
Freeport-McMoRan, Inc.	180,212	8,473,568
Telkom Indonesia Persero Tbk PT	7,954,948	1,749,655
Total INDONESIA		14,245,163
JAPAN – 0.5%
Nexon Company Ltd.	75,425	1,253,677
Total JAPAN		1,253,677
KAZAKHSTAN – 0.3%
Air Astana JSC(a)	79,187	696,846
Total KAZAKHSTAN		696,846
MEXICO – 2.8%
Fresnillo PLC	284,560	1,685,345
Grupo Financiero Banorte SAB de CV	273,187	2,901,628
Ternium SA	59,381	2,471,437
Total MEXICO		7,058,410
RUSSIA – 0.0%
LUKOIL PJSC(a)(c)	7,421	–
Novatek PJSC(a)(c)	771	–
Sberbank of Russia PJSC(a)(c)	39,273	–
Total RUSSIA		–
SAUDI ARABIA – 2.3%
Saudi Arabian Oil Company(b)	714,936	5,864,299
Total SAUDI ARABIA		5,864,299
SOUTH AFRICA – 4.8%
Absa Group Ltd.	406,733	3,175,493
Anglogold Ashanti PLC	343,989	7,636,556
Mr Price Group Ltd.	166,020	1,521,861
Total SOUTH AFRICA		12,333,910
SOUTH KOREA – 11.0%
E-MART, Inc.	40,858	2,073,152
Hyundai Motor Company	15,538	2,734,198
KB Financial Group, Inc.	110,869	5,793,739
Samsung Electronics Company Ltd.	184,993	11,117,619
Samsung Engineering Company Ltd.(a)	33,967	635,817
Samsung Fire & Marine Insurance Company Ltd.	13,270	3,047,444
SK Hynix, Inc.	19,582	2,594,133
Total SOUTH KOREA		27,996,102
TAIWAN – 7.9%
Evergreen Marine Corporation Taiwan Ltd.	364,057	2,002,095
Taiwan Semiconductor Manufacturing Company Ltd.	755,050	18,088,139
Total TAIWAN		20,090,234
THAILAND – 4.1%
Airports of Thailand PCL	2,081,550	3,722,402
Charoen Pokphand Food PCL	5,980,149	2,987,061
Kasikornbank PCL	1,078,689	3,665,843
Total THAILAND		10,375,306
TOTAL COMMON STOCKS (Cost $221,358,924)		227,159,709
PREFERRED STOCKS – 6.9%
BRAZIL – 4.3%
Raizen SA	1,093,312	780,408
Braskem SA	264,288	1,395,372
Itau Unibanco Holding SA, ADR	481,274	3,335,229
Banco Bradesco SA, ADR	1,933,117	5,528,714
Total BRAZIL		11,039,723
SOUTH KOREA – 2.6%
Samsung Electronics Company Ltd.	130,931	6,535,054
Total SOUTH KOREA		6,535,054
TOTAL PREFERRED STOCKS (Cost $17,152,087)		17,574,777
EXCHANGE TRADED FUNDS — 0.5%
INDIA – 0.5%
iShares MSCI India ETF	24,943	1,286,809
Total INDIA		1,286,809
TOTAL EXCHANGE TRADED FUNDS (Cost $998,797)		1,286,809
Total Investments – 96.6% (Cost $239,509,808)		246,021,295
Other Assets in Excess of Liabilities – 3.4%		8,653,731
TOTAL NET ASSETS – 100.0%		$254,675,026
The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of March 31, 2024, the total value of all such securities was $15,178,937 or 6.0% of net assets.

(c)
Security fair valued in good faith pursuant to the fair value procedures adopted by the Board of Trustees. As of March 31, 2024, the total value of all such securities was $0 or 0.0% of net assets. These securities are characterized as Level 3 securities within the disclosure hierarchy.  Level 3 security values are determined using significant unobservable inputs.

Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
PLC	Public Limited Company

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Trust’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior employees of the Adviser.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

Oaktree Emerging Markets Equity Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2024:
	Level 1	Level 2	Level 3		Total
Common Stocks:
Argentina	$685,753	$–	$–		$685,753
Brazil	22,840,360	–	–		22,840,360
China	15,364,503	72,469,200	–		87,833,703
Greece	–	4,750,238	–		4,750,238
India	11,135,708	–	–		11,135,708
Indonesia	8,473,568	5,771,595	–		14,245,163
Japan	–	1,253,677	–		1,253,677
Kazakhstan	696,846	–	–		696,846
Mexico	2,471,437	4,586,973	–		7,058,410
Russia	–	–	–	(1)	–
Saudi Arabia	–	5,864,299	–		5,864,299
South Africa	7,636,556	4,697,354	–		12,333,910
South Korea	635,817	27,360,285	–		27,996,102
Taiwan	2,002,095	18,088,139	–		20,090,234
Thailand	7,388,245	2,987,061	–		10,375,306
Total Common Stocks	79,330,888	147,828,821	–		227,159,709
Preferred Stocks:
Brazil	11,039,723	–	–		11,039,723
South Korea	–	6,535,054	–		6,535,054
Total Preferred Stocks	11,039,723	6,535,054	–		17,574,777
Exchange Traded Funds:
India	1,286,809	–	–		1,286,809
Total Exchange Traded Funds	1,286,809	–	–		1,286,809
Total	$91,657,420	$154,363,875	$–		$246,021,295
For further information regarding security characteristics, see the Schedule of Investments.

(1) Investments categorized as Level 3 securities that are effectively valued at zero

As of March 31, 2024, there were investments related to three companies held within the Fund all of which were effectively valued at zero due to the inability of the Fund to transact in these investments, the lack of visibility on when the Fund may do so, and the lack of readily available market prices for such investments. All of these factors are related to the Russian invasion of Ukraine and responses to that event. The value of these securities compared to the Fund’s net assets is not material and therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.